SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Employee and director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of employee and director option balances under the 2008 Plan as of June 30, 2020 and changes during the six months period then ended are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2020	3,168,980	$6.9
Granted	-	$-
Exercised	(77,500)	$5.3
Forfeited	(72,500)	$8.5

Outstanding at June 30, 2020	3,018,980	$6.9	3.4	$2,298

Exercisable at June 30, 2020	1,423,855	$5.0	2.2	$2,133